Summary of Significant Accounting Policies - Schedule of Potential Additional Dilutive Securities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Series A Convertible Preferred Shares		3,269,998	3,269,998
Conversion rate	0.2	0.00002	0.00002
Common shares after conversion	654,000	654,000	654,000
Option shares		88,510	109,584
Warrant [Member]
Warrant shares	88,510
Series A Preferred Stock [Member]
Series A Convertible Preferred Shares	3,269,998			3,269,998
Share-Based Payment Arrangement, Nonemployee [Member]
Option shares	150,125